Cash flow statement supplementary information (Tables)	12 Months Ended
Dec. 31, 2025
Statement of cash flows [abstract]
Reconciliation of liabilities arising from financing activities	Philips Group
Reconciliation of liabilities arising from financing activities in millions of EUR

	Balance as of December 31, 2024	Cash flow	Currency effects and consolidation changes	Other ¹	Balance as of December 31, 2025
Long term debt ²	7,546	448	(230)	267	8,032
EUR bonds	4,917	738	-	4	5,659
USD bonds	1,408	(120)	(154)	1	1,135
Leases	1,073	(169)	(76)	135	963
Forward contracts ³	148			127	274
Bank borrowings	1	(1)			1
Other long-term debt	-				-
Short term debt ²	92	(24)	(16)		53
Short-term bank borrowings	92	(24)	(16)	-	52
Other short-term loans	1	-			1
Equity	(554)	(317)		306	(565)
Dividend payable	-	(330)		330	-
Forward contracts ³	(143)	-		(125)	(267)
Treasury shares	(411)	13		101	(298)
Total		107
[1]Besides non-cash, other includes interest paid on leases, which is part of cash flows from operating activities.
2In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).
[3]The forward contracts are related to the share buyback program and LTI plans.
Philips Group
Reconciliation of liabilities arising from financing activities in millions of EUR

	Balance as of December 31, 2023	Cash flow	Currency effects and consolidation changes	Other ¹	Balance as of December 31, 2024
Long term debt ²	7,567	(53)	107	(74)	7,546
EUR bonds	4,569	340		8	4,917
USD bonds	1,325		83	-	1,408
Leases	1,074	(192)	24	167	1,073
Forward contracts ³	396			(248)	148
Bank borrowings	203	(201)		(1)	1
Other long-term debt	-	-	-	-	-
Short term debt ²	122	(30)	1	-	92
Short-term bank borrowings	122	(31)	1		92
Other short-term loans	-	1	-	-	1
Equity	(656)	(413)		516	(554)
Dividend payable	-	(3)		3	-
Forward contracts ³	(394)	-		251	(143)
Treasury shares ⁴	(262)	(410)		262	(411)
Total		(496)
[1]Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities.
2In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).
[3]The forward contracts are related to the share buyback program and LTI plans.
[4]Cash flow in 2024 includes withholding tax for share buyback amounting to EUR 41 million.